Disposition of subsidiary (Details Narrative)		3 Months Ended		12 Months Ended
	Mar. 02, 2022 SGD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Gain loss on disposal of deficit interest			$ 30,055	$ 30,055
The Good Clinic Private Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage		100.00%		100.00%
SEMA Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Consideration received	$ 1.0
Gain loss on disposal of deficit interest				$ 30,055
SEMA Agreement [Member] | The Good Clinic Private Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage	100.00%